RELATED PARTY AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS (Details) - John Deere Tax Deferred Savings Plan for Wage Employees - Sponsoring Employer - Deere & Company Common Stock - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Common Stock of Deere & Company
Shares of common stock held (in shares)	549,211	587,897
Cost basis	$ 65.0	$ 62.0
Dividend income	$ 3.5